CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net loss attributable to Corporation	$ (41,753)	$ (21,051)
Net income attributable to noncontrolling interest	3,358	45
Net loss	(38,395)	(21,006)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	16,379	16,096
Loss on early extinguishment of debt	17,157	0
Amortization of loan costs and debt discounts	2,298	2,860
Payment in kind interest	1,022	2,040
Deferred income taxes	(1,145)	1,352
Loss on disposal/sale of property and equipment	851	133
Notes payable early repayment penalty and fees to advisors	(9,174)	0
Unrealized Gain Loss On Change In Fair Value Of Notes Payable Due To Related Party	(5,094)	(631)
Unrealized loss on foreign currency transactions	1,191	0
Share-based compensation	200	1,298
Provision for doubtful accounts	0	254
Changes in operating assets and liabilities:
Accounts receivable	(38,198)	(13,597)
Prepaid expenses	(13,403)	3,947
Deferred costs on contracts	(1,556)	2,721
Accounts payable	17,582	3,915
Accrued liabilities	13,506	(2,488)
Deferred revenue	(7,741)	(1,393)
Income and other taxes payable	14,510	1,177
Other, net	(79)	5,023
Net cash provided by (used in) operating activities	(19,901)	2,963
Investing activities:
Purchase of property and equipment	(28,203)	(11,110)
Proceeds from sale of property and equipment	119	0
Net cash used in investing activities	(28,084)	(11,110)
Financing activities:
Proceeds from issuance of senior secured notes	150,000	0
Net proceeds from Merger	0	35,277
Repayments of notes payable	(99,659)	(800)
Repayments of advances from related parties	0	(53)
Payment of loan issuance costs	(7,543)	(2,750)
Merger costs	0	(5,027)
Repayments of capital lease obligations	(493)	(797)
Distribution to noncontrolling interest	(45)	0
Dividend payments on Former SAE common and preferred shares	(1,072)	(15,084)
Net cash provided by financing activities	41,188	10,766
Effect of exchange rate changes on cash and cash equivalents	1,768	(989)
Net change in cash and cash equivalents	(5,029)	1,630
Cash and cash equivalents at the beginning of period	17,351	15,721
Cash and cash equivalents at the end of period	12,322	17,351
Supplemental disclosures of cash flow information:
Interest paid	11,170	9,256
Income taxes paid	10,610	4,163
Non-cash investing and financing activities:
Provision for doubtful accounts	500	0
Dividends accrued but unpaid on Former SAE preferred shares	0	1,072
Capital assets acquired under equipment note payable	1,654	0
Capital assets acquired under capital leases	92	98
Capital assets included in accounts payable	2,434	287
Cash flow impact of Merger	$ 0